Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	1-10185
Entity Registrant Name	ACCESS Newswire Inc.
Entity Central Index Key	0000843006
Entity Tax Identification Number	26-1331503
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Glenwood Drive
Entity Address, Address Line Two	Suite 1001
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27603
City Area Code	888
Local Phone Number	808-ACCS (2227)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ACCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false